Investment Objectives and Goals - CoinShares Altcoins ETF	Oct. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CoinShares Altcoins ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.